Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability [Member] | Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Balance as of Beginning	$ 10,062,500
Issued term deposits
Issued in the Qualifying Transaction		31,073,000
Recognized in the Callin acquisition
Change in fair value	(2,365,895)	(21,010,500)
Balance as of Ending	7,696,605	10,062,500
Marketable Securities [Member] | Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Balance as of Beginning	1,100,000
Issued term deposits		1,100,000
Issued in the Qualifying Transaction
Recognized in the Callin acquisition
Change in fair value	35,200
Balance as of Ending	1,135,200	1,100,000
Contingent Consideration [Member] | Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Balance as of Beginning
Issued term deposits
Issued in the Qualifying Transaction
Recognized in the Callin acquisition	3,491,741
Change in fair value	(1,922,381)
Balance as of Ending	$ 1,569,360